SHARE-BASED COMPENSATION EXPENSES - Restricted shares (Details) - Vested and Unissued Restricted Shares [Member] - $ / shares	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted shares, Un-vested	703,041	1,320,337
Number of restricted shares, Vested	(473,487)	(588,710)
Number of restricted shares, Forfeited	(1,222)	(28,586)
Number of restricted shares, Un-vested	228,332	703,041
Weighted average grant-date fair value, Un-vested (in dollars per share)	$ 11.85	$ 11.85
Weighted average grant-date fair value, Vested (in dollars per share)	11.85	11.85
Weighted average grant-date fair value, Adjustment (in dollars per share)	11.85	11.85
Weighted average grant-date fair value, Un-vested (in dollars per share)	$ 11.85	$ 11.85